Schedule of Warrant Activity (Details) - Warrant [Member] - USD ($)		3 Months Ended					12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance		1,688,105	910,299	115,106	111,772	[1]	111,772	[1]	14,048	[1]
Weighted Average Exercise Price, Balance		$ 103.68	$ 185.16	$ 1,345.20	$ 1,380.00		$ 1,380.00
Weighted Average Remaining Contractual Life (Years)		4 years 9 months 18 days	4 years 1 month 17 days	3 years 5 months 15 days	4 years 5 months 19 days		3 years 7 months 17 days		4 years 8 months 19 days
Number of Warrants, Issued			777,806	633,249	3,334
Number of Warrants, Exercised		(227,334)		(93,317)
Number of Warrants, Cancelled		(57,451)
Number of Warrants, Balance		1,403,320	1,688,105	655,038	115,106		910,299		111,772	[1]	14,048	[1]
Weighted Average Exercise Price, Balance		$ 122.70	$ 103.68	$ 284.40	$ 1,345.20		$ 185.16		$ 1,380.00
Weighted Average Exercise Price, Balance			$ 185.16		$ 1,380.00		$ 1,380.00		$ 288.00
Weighted Average Remaining Contractual Life (Years)							3 years 7 months 17 days		4 years 8 months 19 days		7 years 10 months 13 days
Number of Warrants, Issued							1,176,804		111,772	[1]
Number of Warrants, Exercised							(350,222)			[1]
Number of Warrants, Expired							$ (28,055)
Weighted Average Exercise Price, Balance							$ 185.16		$ 1,380.00		$ 288.00
Number of Warrants, Converted into Common Stock	[1]								$ (14,048)

[1]	Retrospectively restated for reverse recapitalization.